OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Financial information of reportable segments
Number of operating segments										12
Number of reportable segments										3
Special (gains) and charges										$ 171.0	$ 7.5	$ 79.7
Net sales	193.4	1,845.3	1,736.1	1,698.8	1,518.3	1,575.5	1,561.9	1,520.2	1,432.1	6,798.5	6,089.7	5,900.6
Operating Income (Loss)	13.8	164.2	239.6	198.3	151.7	203.6	245.1	204.3	153.8	753.8	806.8	681.3
Depreciation & Amortization										395.7	347.9	334.3
Capital Expenditures (Including Capitalized Software)										366.0	297.7	297.3
Total Assets	18,240.8	18,240.8				4,872.2				18,240.8	4,872.2
Product concentration | Consolidated net sales
Financial information of reportable segments
Number of product classes comprising 10% or more of consolidated net sales										2
Threshold percentage of product sales to consolidated net sales	10.00%	10.00%								10.00%
Warewashing Products | Product concentration | Consolidated net sales
Financial information of reportable segments
Percentage of consolidated sales	18.00%	18.00%				19.00%				18.00%	19.00%	19.00%
Laundry Products | Product concentration | Consolidated net sales
Financial information of reportable segments
Percentage of consolidated sales	10.00%	10.00%				10.00%				10.00%	10.00%	11.00%
U.S. Cleaning and Sanitizing
Financial information of reportable segments
Depreciation & Amortization										199.8	184.3	185.4
Capital Expenditures (Including Capitalized Software)										163.4	148.7	145.5
Total Assets	2,270.7	2,270.7				1,876.2				2,270.7	1,876.2
U.S. Other Services
Financial information of reportable segments
Depreciation & Amortization										5.3	5.4	6.4
Capital Expenditures (Including Capitalized Software)										4.5	2.5	4.0
Total Assets	154.2	154.2				149.4				154.2	149.4
International
Financial information of reportable segments
Depreciation & Amortization										174.0	158.2	142.5
Capital Expenditures (Including Capitalized Software)										176.3	146.5	147.8
Total Assets	2,607.9	2,607.9				2,413.4				2,607.9	2,413.4
Corporate
Financial information of reportable segments
Special (gains) and charges										169.5	7.5	79.7
Net sales										(29.6)
Operating Income (Loss)										(211.6)	(30.5)	(103.9)
Depreciation & Amortization										11.0
Total Assets	2,125.6	2,125.6				433.2				2,125.6	433.2
Legacy Ecolab
Financial information of reportable segments
Number of operating segments										12
Number of reportable segments										3
Net sales										6,634.7	6,089.7	5,900.6
Operating Income (Loss)										930.5	837.3	785.2
Legacy Ecolab | United States
Financial information of reportable segments
Net sales										3,387.4	3,170.4	3,112.7
Operating Income (Loss)										626.4	585.3	560.9
Legacy Ecolab | U.S. Cleaning and Sanitizing
Financial information of reportable segments
Net sales										2,930.3	2,721.9	2,663.3
Operating Income (Loss)										556.7	513.9	495.2
Legacy Ecolab | U.S. Other Services
Financial information of reportable segments
Number of operating segments										2
Net sales										457.1	448.5	449.4
Operating Income (Loss)										69.7	71.4	65.7
Legacy Ecolab | International
Financial information of reportable segments
Number of operating segments										4
Net sales										3,110.7	2,932.2	2,836.9
Operating Income (Loss)										292.5	260.6	237.6
Legacy Ecolab | Currency impact
Financial information of reportable segments
Net sales										136.6	(12.9)	(49.0)
Operating Income (Loss)										11.6	(8.6)	(13.3)
Nalco
Financial information of reportable segments
Number of operating segments										3
Number of reportable segments										3
Net sales										193.4
Operating Income (Loss)										34.9
Depreciation & Amortization										5.6
Capital Expenditures (Including Capitalized Software)										21.8
Total Assets	11,082.4	11,082.4								11,082.4
Nalco | Water Services
Financial information of reportable segments
Net sales										67.2
Operating Income (Loss)										11.0
Nalco | Paper Services
Financial information of reportable segments
Net sales										33.9
Operating Income (Loss)										6.2
Nalco | Energy Services
Financial information of reportable segments
Net sales										92.3
Operating Income (Loss)										$ 17.7